Segment Reporting and Concentration of Risk	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Segment Reporting and Concentration of Risk

8. Segment Reporting

The Company determines its operating segments on the same basis used internally to evaluate performance. The Company’s reporting segments are the operation of boutiques and the e-commerce website, which have been aggregated into one reportable financial segment. The Company aggregates its operating segments because (i) the merchandise offered at boutique locations and through the e-commerce business is largely the same, (ii) management believes that the majority of its e-commerce customers are also customers of boutique locations and (iii) the merchandise margin of both segments is similar. All of the Company’s identifiable assets are located in the United States.

The following is sales information regarding the Company’s major merchandise categories:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 29, 2011	October 30, 2010	October 29, 2011	October 30, 2010
	(In thousands)
Apparel	$27,698	$19,073	$78,507	$53,133
Jewelry	9,802	6,938	28,039	19,154
Accessories	7,653	5,207	21,444	12,823
Gift	5,032	3,794	14,891	10,040
Shipping	73	61	155	143

	50,258	35,073	143,036	95,293
Allowance for returns	(238)	—	(530)	—

Net Sales	$50,020	$35,073	$142,506	$95,293

9. Segment Reporting and Concentration of Risk

The Company determined its operating segments on the same basis used internally to evaluate performance. The Company’s reporting segments are the operation of boutiques and the e-commerce website, which have been aggregated into one reportable financial segment. The Company aggregates its operating segments because (i) the merchandise offered at retail locations and through the e-commerce business is largely the same, (ii) management believes that the majority of its e-commerce customers are also customers of retail locations and (iii) the merchandise margin of both segments is similar. All of the Company’s identifiable assets are located in the United States.

The following is net sales information regarding the Company’s major product classes:

	For Fiscal Years Ended
	January 29, 2011	January 30, 2010	January 31, 2009
	(in thousands)
Apparel	$70,326	$45,540	$26,829
Jewelry	27,911	16,764	12,281
Accessories	19,567	8,007	5,391
Gifts	17,367	8,949	7,789
Shipping	195	107	—

	135,366	79,367	52,290
Allowance for sales returns	(190)	—	—

Net sales	$135,176	$79,367	$52,290

For fiscal years 2010 and 2009, two of the Company’s vendors accounted for approximately 23% of its purchases, with no single vendor accounting for more than 15% of purchases. In fiscal year 2008, one vendor accounted for 12% of the Company’s total purchases. Those vendors are related parties. See Note 11. Other than those mentioned, no vendor accounted for more than 10% of the Company’s purchases during the fiscal years 2010, 2009 and 2008. The Company believes that there are other vendors that could replace these vendors and therefore loss of one or all would not result in a material disruption to its business.